Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive committee
Information on remuneration [Line Items]
Key management personnel compensation	€ 32,022,099	€ 32,835,987	€ 25,624,305
Executive committee | Base compensation/salary
Information on remuneration [Line Items]
Key management personnel compensation	9,362,765	8,729,458	9,528,279
Executive committee | Annual incentive
Information on remuneration [Line Items]
Key management personnel compensation	5,292,388	11,405,130	208,370
Executive committee | Performance shares
Information on remuneration [Line Items]
Key management personnel compensation	12,673,614	7,272,815	11,242,581
Executive committee | Pension allowances
Information on remuneration [Line Items]
Key management personnel compensation	1,197,695	1,346,937	1,949,204
Executive committee | Pension scheme costs
Information on remuneration [Line Items]
Key management personnel compensation	269,092	260,554	288,179
Executive committee | Other compensation³
Information on remuneration [Line Items]
Key management personnel compensation	2,136,668	1,900,224	1,216,163
Board of management
Information on remuneration [Line Items]
Key management personnel compensation	10,300,000	9,900,000	8,500,000
Board of management | Base compensation/salary
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,688,045	2,640,000	2,730,788
Key management personnel compensation	10,260,593	9,887,650	8,446,577
Board of management | Base compensation/salary | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,237,500	1,200,000	256,438
Key management personnel compensation	4,248,350	4,582,347	444,667
Board of management | Base compensation/salary | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	175,545
Key management personnel compensation	444,633
Board of management | Base compensation/salary | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits			1,041,849
Key management personnel compensation			4,688,992
Board of management | Base compensation/salary | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	622,500	810,000	806,250
Key management personnel compensation	3,517,514	3,002,907	1,896,081
Board of management | Base compensation/salary | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	652,500	630,000	626,250
Key management personnel compensation	2,050,095	2,302,397	1,416,837
Board of management | Annual incentive
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,800,429	3,927,341	208,370
Board of management | Annual incentive | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	927,750	2,004,480
Board of management | Annual incentive | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	98,372
Board of management | Annual incentive | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits			208,370
Board of management | Annual incentive | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	351,934	1,075,939
Board of management | Annual incentive | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	422,374	846,922
Board of management | Performance shares
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	3,961,013	2,377,191	4,391,434
Board of management | Performance shares | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	1,692,087	968,922	112,737
Board of management | Performance shares | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	104,606
Board of management | Performance shares | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment			2,930,068
Board of management | Performance shares | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	1,424,219	793,429	763,140
Board of management | Performance shares | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	740,101	614,840	585,490
Board of management | Pension allowances
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	568,635	590,228	880,896
Board of management | Pension allowances | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	274,925	267,798	57,973
Board of management | Pension allowances | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	35,247
Board of management | Pension allowances | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits			444,051
Board of management | Pension allowances | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	129,788	197,133	237,250
Board of management | Pension allowances | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	128,675	125,298	141,622
Board of management | Pension scheme costs
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	97,689	95,673	84,398
Board of management | Pension scheme costs | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	32,218	31,891	6,012
Board of management | Pension scheme costs | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	7,775
Board of management | Pension scheme costs | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits			22,121
Board of management | Pension scheme costs | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	25,478	31,891	28,133
Board of management | Pension scheme costs | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	32,218	31,891	28,133
Board of management | Other compensation³
Information on remuneration [Line Items]
Key management personnel compensation other	1,144,781	257,218	150,691
Board of management | Other compensation³ | R. Jakobs
Information on remuneration [Line Items]
Key management personnel compensation other	83,870	109,256	11,507
Board of management | Other compensation³ | C. Hanneman
Information on remuneration [Line Items]
Key management personnel compensation other	23,089
Board of management | Other compensation³ | F.A. van Houten
Information on remuneration [Line Items]
Key management personnel compensation other			42,533
Board of management | Other compensation³ | A. Bhattacharya
Information on remuneration [Line Items]
Key management personnel compensation other	963,596	94,516	61,308
Board of management | Other compensation³ | M.J. van Ginneken
Information on remuneration [Line Items]
Key management personnel compensation other	€ 74,227	€ 53,446	€ 35,343